Contract liabilities	12 Months Ended
Dec. 31, 2025
Contract with Customer, Liability [Abstract]
Contract liabilities	Contract liabilities
Contract liabilities consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Current liabilities – third parties	876	123
Current liabilities – related parties	20,493	7,325
Non-current liabilities – third parties	3	—
Non-current liabilities – related parties	5,084	10
Contract liabilities, current and non-current	26,456	7,458
Contract liabilities primarily relate to upfront non-refundable payments from the Group’s customers for the purchase of connectivity services and automotive computing platform products in advance of transfer of control of the products or services under the contract. Amounts that are expected to be recognized as revenues within one-year are included as current contract liabilities while the remaining balance recognized as non-current contract liabilities.
The amount of revenue recognized that was included in the contract liabilities balance at the beginning of the year was US$25,160 and US$20,973 for the years ended December 31, 2024 and 2025, respectively.
As of December 31, 2024 and 2025, the aggregated amounts of the transaction price allocated to the remaining performance obligation under the Group’s existing contracts are US$26,456 and US$8,880, respectively.
As of December 31, 2025, revenue expected to be recognized in the future related to the unsatisfied performance obligations is as follows:

Year ending December 31,	Amount
2026	8,870
2027	10
2028	—
2029	—
2030	—
The Group has elected the practical expedient not to disclose the information about remaining performance obligations which are part of contracts that have an original duration of one year or less.
Revenue information
Revenues are disaggregated as follow:
Major products/services lines:

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Sales of goods revenues	467,403	611,245	703,093
Automotive computing platform	385,886	536,582	627,067
SoC Core Modules	70,140	73,944	74,910
Automotive merchandise and other products	11,377	719	1,116
Software license revenues	62,796	42,455	29,698
Service revenues	132,027	117,830	115,067
Automotive computing Platform – Design and development service	94,641	78,470	69,827
Connectivity service	31,142	34,112	36,834
Other services	6,244	5,248	8,406
Total revenues	662,226	771,530	847,858
Timing of revenue recognition:

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Point in time	631,084	737,418	811,024
Over time	31,142	34,112	36,834
Total revenues	662,226	771,530	847,858
For the years ended December 31, 2023, 2024 and 2025, 98.2%, 97.6% and 95.3% of the Group’s revenues were generated in the PRC.